(BULL LOGO)
Merrill Lynch Investment Managers

www.mlim.ml.com


Semi-Annual Report
November 30, 2001


Mercury
U.S. Small Cap
Growth Fund


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Mercury U.S. Small Cap Growth Fund
of Mercury Funds, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



PORTFOLIO INFORMATION


SECTOR REPRESENTATION

As a Percentage of Net Assets as of November 30, 2001

                                        Percent of
Description                             Net Assets

Consumer Staples                            2.9%
Energy                                      0.5
Materials & Processing                      4.5
Producer Durables                           5.0
Utilities                                   1.6
Consumer Discretionary                     23.9
Financial Services                         14.0
Cash Equivalents                            3.6
Health Care                                23.6
Technology                                 17.9
Autos-Transportation                        2.5


INVESTMENTS AS OF NOVEMBER 30, 2001

                                        Percent of
Ten Largest Holdings                    Net Assets

Fred's, Inc.                                2.0%
Priority Healthcare Corporation
(Class B)                                   2.0
Cytyc Corporation                           2.0
Integra LifeSciences Holdings               1.8
Whole Foods Market, Inc.                    1.7
Sonic Corp.                                 1.6
Global Payments Inc.                        1.6
Investors Financial Services                1.5
Watson Wyatt & Company Holdings             1.5
Stericycle, Inc.                            1.5


                                        Percent of
Five Largest Industries                 Net Assets

Computer Services Software & Systems        8.6%
Services--Commercial                        8.0
Drugs & Pharmaceuticals                     7.6
Retail                                      7.5
Biotechnology Research & Production         6.3



November 30, 2001, Mercury U.S. Small Cap Growth Fund


DEAR SHAREHOLDER


Investment Environment
We are pleased to provide you with this semi-annual report to shareholders. The investment environment remained very challenging during the six- month period ended November 30, 2001. During this period, US economic activity deteriorated from slow growth to outright recession. The industrial sector of the economy contracted the most, led by sharp cutbacks in capital spending by corporations. Spending on technology goods, which had boomed in recent years, was especially soft. The consumer side of the economy also deteriorated, although it continued to exhibit modest growth. Worsening economic conditions caused corporate profits to erode, with the unmanaged Standard & Poor's (S&P) 500 Index earnings declining approximately 20% compared to year-ago levels in the September quarter. Corporations responded to declining profits with cost-reduction programs, which included employee cutbacks. As a result, the unemployment rate rose significantly during this period. Equity markets declined, continuing a pattern of weakness that has persisted since the market peak of March 2000. The combination of rising unemployment and declining stock prices triggered a slide in consumer confidence. Forecasts of future gross domestic product growth and corporate profits were reduced during this period.

The US Government sought to stimulate renewed economic growth using both monetary and fiscal policy initiatives. The Federal Reserve Board continued to aggressively reduce short-term interest rates, sending them to a 40-year low of 2.0% as of November 30, 2001. In addition, a tax rebate was distributed, putting some extra money in consumers' pockets at an opportune time. Unfortunately, the terrorist attacks of September 11, 2001 caused both consumers and corporations to become even more cautious, pushing the economy further into recession. This was more than interest rate cuts and a tax refund could negate in the short run. Share prices declined in a typical panic sell-off reaction to the terrible events. However, as the six months drew to a close, stocks were in the midst of a strong rebound from the lows of late September as investors began to gain confidence in forecasts of renewed economic growth in 2002.


Portfolio Activities
Despite the difficult investment environment, the Fund's Class I, Class A, Class B, and Class C Shares had total returns of -5.17%, -5.28%, -5.71% and -5.62%, respectively, for the six-month period ended November 30, 2001. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 6 - 8 of this report to shareholders.) The Fund outperformed relative to its primary benchmark, the unmanaged Russell 2000 Growth Index, which returned -12.25% for the same period. Relative to large cap stocks and the broader market, the Fund outperformed the unmanaged Russell 1000 Index and the S&P 500 Index, which had total returns of -8.91% and -8.67%, respectively, for the six months ended November 30, 2001. The Fund outperformed despite an environment in which growth stocks (with the Russell 2000 Growth Index returning -12.25%) underperformed value stocks (with the Russell 2000 Value Index returning -0.85%) for the same period.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


The Fund's performance was driven by a combination of defensive sector positioning and favorable stock selection. We reduced Portfolio exposure to technology stocks early in the period as economic conditions deteriorated. This shift to an underweighted position benefited the Portfolio as technology stocks underperformed the benchmark. We also cut back dramatically on our energy holdings as oil and gas prices declined because of reduced demand. This enhanced performance as energy was the worst-performing sector in the period. Our defensive positioning also included above-benchmark exposure to companies in the financial and consumer staples sectors, the two best-performing industries for the period. In October, we trimmed our positions in financials, specifically interest-sensitive thrift institutions, as we believed that interest rates were nearing lows for the cycle. In November, we implemented a strategy shift to a less-defensive portfolio structure as we trimmed health care, consumer staples and financials and added to our technology exposure. Securities that contributed to Fund performance included WebEx Communications, Inc. (Internet-based multimedia communications), PEC Solutions, Inc. (professional technology services for government agencies), Whole Foods Market, Inc. (natural food supermarkets), Ball Corporation (packaging) and Fred's, Inc. (discount retailer).

During the period, we added several securities to the Portfolio, including video game retailer Electronics Boutique Holdings Corp., dental and medical supply distributor Henry Schein, Inc., air and water filter manufacturer CLARCOR, Inc., software developer National Instruments Corporation, neurological medical device company Integra LifeSciences Holdings and semiconductor equipment manfacturer Photronics, Inc. Among the positions we eliminated were Noven Pharmaceuticals, Inc. on a disappointing outlook, Louis Dreyfus Natural Gas Corp. on a takeover offer, Biosite Diagnostics Incorporated on disappointing earnings and Stillwater Mining Company over concerns regarding its rising debt levels.


Investment Outlook
With the US economy in a recession, corporate profits declining and the war against terrorism continuing, our outlook continues to be somewhat cautious. However, we are optimistic that US Government efforts to stimulate renewed economic growth will be successful in 2002. A new economic expansion would be very constructive for small company growth shares. Small cap stocks have a history of outperforming large cap stocks as the economy emerges from a recession into a new expansion phase. We are beginning to position the portfolio to capitalize on the next growth cycle.

Our investment process will continue to emphasize the identification of what we believe are leading companies in exciting growth segments of the economy with strong management and sustainable competitive advantages. By investing in these companies early in their life cycles, we hope to participate in the stock price performance that accompanies extended periods of above-average earnings growth.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


In Conclusion
We thank you for your continued investment in Mercury U.S. Small Cap Growth Fund, and we look forward to serving your investment needs in the months and years ahead.



Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Ronald J. Zibelli Jr.)
Ronald J. Zibelli Jr.
Senior Portfolio Manager



January 8, 2002


We are pleased to announce that Ronald J. Zibelli Jr. has been named Senior Portfolio Manager and is responsible for the day-to-day management of Mercury U.S. Small Cap Growth Fund. Mr. Zibelli joined Merrill Lynch Investment Managers, L.P. in 2000. Prior thereto,
Mr. Zibelli was senior portfolio manager at Chase Asset Management.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA


ABOUT FUND PERFORMANCE
The Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs.

CLASS I SHARES incur a maximum initial sales charge of 5.25% and bear no ongoing distribution and account maintenance fees. Class I Shares are available only to eligible investors.

CLASS A SHARES incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

CLASS B SHARES are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first two years, decreasing to 3% for each of the next two years and decreasing 1% each year thereafter to 0% after the sixth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years.

CLASS C SHARES are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares may be subject to a 1% contingent deferred sales charge if redeemed within one year after purchase.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONTINUED)


AVERAGE ANNUAL TOTAL RETURN

                                         % Return        % Return
                                      Without Sales     With Sales
Class I Shares*                           Charge         Charge**

One Year Ended 9/30/01                    -38.95%        -42.15%
Inception (10/29/99) through 9/30/01      - 1.39         - 4.12

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                      Without Sales     With Sales
Class A Shares*                           Charge         Charge**

One Year Ended 9/30/01                    -39.07%        -42.27%
Inception (10/29/99) through 9/30/01      - 1.64         - 4.36

*Maximum sales charge is 5.25%.
**Assuming maximum sales charge.



                                         % Return        % Return
                                         Without           With
Class B Shares*                            CDSC           CDSC**

One Year Ended 9/30/01                    -39.55%        -41.97%
Inception (10/29/99) through 9/30/01      - 2.40         - 4.16

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after 6 years.
**Assuming payment of applicable contingent deferred sales charge.



                                         % Return        % Return
                                         Without           With
Class C Shares*                            CDSC           CDSC**

One Year Ended 9/30/01                    -39.51%        -40.12%
Inception (10/29/99) through 9/30/01      - 2.37         - 2.37

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


FUND PERFORMANCE DATA (CONCLUDED)


RECENT PERFORMANCE RESULTS*
                                6-Month         12-Month     Since Inception
As of November 30, 2001       Total Return    Total Return     Total Return

Class I                          -5.17%          -8.94%           +11.37%
Class A                          -5.28           -9.14            +10.78
Class B                          -5.71           -9.91            + 8.98
Class C                          -5.62           -9.83            + 9.03


*Investment results shown do not reflect sales charges; results shown would be lower if sales charges were included. Total investment returns are based on changes in the Fund's net asset values for the periods shown, and assume reinvestment of all dividends and capital gains at net asset value on the ex-dividend date. The Fund commenced operations on 10/29/99.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2001

MERCURY U.S. SMALL CAP GROWTH FUND
Assets:
Investment in Mercury Master U.S. Small Cap Growth Portfolio, at value
   (identified cost--$217,175,832)                                                                     $ 243,795,516
Prepaid registration fees                                                                                    104,930
                                                                                                       -------------
Total assets                                                                                             243,900,446
                                                                                                       -------------

Liabilities:
Payables:
   Distributor                                                                      $     135,347
   Administrator                                                                           36,504            171,851
                                                                                    -------------
Accrued expenses and other liabilities                                                                        74,005
                                                                                                       -------------
Total liabilities                                                                                            245,856
                                                                                                       -------------

Net Assets:
Net assets                                                                                             $ 243,654,590
                                                                                                       =============

Net Assets Consist of:
Class I Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                        $         378
Class A Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                  505
Class B Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                  999
Class C Shares of Common Stock, $.0001 par value, 100,000,000 shares authorized                                  564
Paid-in capital in excess of par                                                                         293,195,485
Accumulated investment loss--net                                                                         (1,937,879)
Accumulated realized capital losses on investments from the Portfolio--net                              (47,524,374)
Accumulated distributions in excess of realized capital gains on investments
   from the Portfolio--net                                                                              (26,700,772)
Unrealized appreciation on investments from the Portfolio--net                                            26,619,684
                                                                                                       -------------
Net assets                                                                                             $ 243,654,590
                                                                                                       =============

Net Asset Value:
Class I--Based on net assets of $38,098,897 and 3,779,384 shares outstanding                           $       10.08
                                                                                                       =============
Class A--Based on net assets of $50,728,236 and 5,052,054 shares outstanding                           $       10.04
                                                                                                       =============
Class B--Based on net assets of $98,983,224 and 9,985,373 shares outstanding                           $        9.91
                                                                                                       =============
Class C--Based on net assets of $55,844,233 and 5,637,529 shares outstanding                           $        9.91
                                                                                                       =============

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2001

MERCURY U.S. SMALL CAP GROWTH FUND
Investment Loss from the Portfolio--Net:
Net investment income (loss) allocated from the Portfolio:
   Dividends                                                                                          $      293,426
   Interest                                                                                                  149,480
   Expenses                                                                                                (981,581)
                                                                                                      --------------
Net investment loss from the Portfolio                                                                     (538,675)
                                                                                                      --------------

Expenses:
Account maintenance and distribution fees--Class B                                  $     528,398
Account maintenance and distribution fees--Class C                                        297,272
Administration fees                                                                       241,381
Transfer agent fees--Class B                                                               79,438
Account maintenance fees--Class A                                                          54,430
Transfer agent fees--Class C                                                               48,194
Registration fees                                                                          47,483
Printing and shareholder reports                                                           34,105
Transfer agent fees--Class A                                                               27,561
Transfer agent fees--Class I                                                               20,678
Professional fees                                                                          17,793
Other                                                                                       2,471
                                                                                    -------------

Total expenses                                                                                             1,399,204
                                                                                                      --------------
Investment loss--net                                                                                     (1,937,879)
                                                                                                      --------------

Realized & Unrealized Gain (Loss) from the Portfolio--Net:
Realized loss on investments from the Portfolio--net                                                    (24,149,370)
Change in unrealized appreciation on investments from the Portfolio--net                                   9,911,774
                                                                                                      --------------
Net Decrease in Net Assets Resulting from Operations                                                  $ (16,175,475)
                                                                                                      ==============

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES IN NET ASSETS

MERCURY U.S. SMALL CAP GROWTH FUND

                                                                                     For the Six          For the
                                                                                     Months Ended        Year Ended
                                                                                     November 30,         May 31,
Increase (Decrease) in Net Assets:                                                       2001               2001
Operations:
Investment loss--net                                                              $   (1,937,879)    $   (4,305,815)
Realized loss on investments from the Portfolio--net                                 (24,149,370)       (47,991,523)
Change in unrealized appreciation/depreciation on investments from the
   Portfolio--net                                                                       9,911,774         16,842,916
                                                                                  ---------------    ---------------
Net decrease in net assets resulting from operations                                 (16,175,475)       (35,454,422)
                                                                                  ---------------    ---------------

Distributions to Shareholders:
In excess of realized gain on investments from the Portfolio--net:
   Class I                                                                                     --        (3,046,388)
   Class A                                                                                     --        (2,983,617)
   Class B                                                                                     --       (13,212,085)
   Class C                                                                                     --        (7,458,682)
                                                                                  ---------------    ---------------

Net decrease in net assets resulting from distributions to shareholders                        --       (26,700,772)
                                                                                  ---------------    ---------------

Capital Share Transactions:
Net increase in net assets derived from capital share transactions                     28,537,098         38,256,988
                                                                                  ---------------    ---------------

Net Assets:
Total increase (decrease) in net assets                                                12,361,623       (23,898,206)
Beginning of period                                                                   231,292,967        255,191,173
                                                                                  ---------------    ---------------
End of period*                                                                    $   243,654,590    $   231,292,967
                                                                                  ===============    ===============

*Accumulated investment loss--net                                                 $   (1,937,879)                 --
                                                                                  ===============    ===============

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                               Class I
                                                                                 For the                   For the
                                                                                   Six        For the       Period
                                                                                  Months        Year       Oct. 29,
                                                                                  Ended        Ended      1999++ to
                                                                                 Nov. 30,     May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                            2001         2001         2000
Per Share Operating Performance:
Net asset value, beginning of period                                            $    10.63   $    13.14   $    10.00
                                                                                ----------   ----------   ----------
Investment loss--net                                                            (.04)+++++   (.09)+++++        (.04)
Realized and unrealized gain (loss) on investments from the Portfolio--net           (.51)       (1.04)         3.18
                                                                                ----------   ----------   ----------
Total from investment operations                                                     (.55)       (1.13)         3.14
                                                                                ----------   ----------   ----------
Less distributions in excess of realized gain on investments from the
   Portfolio--net                                                                       --       (1.38)           --
                                                                                ----------   ----------   ----------
Net asset value, end of period                                                  $    10.08   $    10.63   $    13.14
                                                                                ==========   ==========   ==========

Total Investment Return:**
Based on net asset value per share                                              (5.17%)+++     (10.62%)    31.40%+++
                                                                                ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses++++                                                                        1.23%*        1.20%       1.23%*
                                                                                ==========   ==========   ==========
Investment loss--net                                                               (.86%)*       (.74%)      (.63%)*
                                                                                ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                                        $   38,099   $   28,301   $   27,417
                                                                                ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                               Class A
                                                                                 For the                   For the
                                                                                   Six        For the       Period
                                                                                  Months        Year       Oct. 29,
                                                                                  Ended        Ended      1999++ to
                                                                                 Nov. 30,     May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                            2001         2001         2000
Per Share Operating Performance:
Net asset value, beginning of period                                            $    10.60   $    13.12   $    10.00
                                                                                ----------   ----------   ----------
Investment loss--net                                                            (.06)+++++   (.12)+++++        (.07)
Realized and unrealized gain (loss) on investments from the Portfolio--net           (.50)       (1.04)         3.19
                                                                                ----------   ----------   ----------
Total from investment operations                                                     (.56)       (1.16)         3.12
                                                                                ----------   ----------   ----------
Less distributions in excess of realized gain on investments from the
   Portfolio--net                                                                       --       (1.36)           --
                                                                                ----------   ----------   ----------
Net asset value, end of period                                                  $    10.04   $    10.60   $    13.12
                                                                                ==========   ==========   ==========

Total Investment Return:**
Based on net asset value per share                                              (5.28%)+++     (10.86%)    31.20%+++
                                                                                ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses++++                                                                        1.48%*        1.45%       1.49%*
                                                                                ==========   ==========   ==========
Investment loss--net                                                              (1.10%)*       (.99%)      (.83%)*
                                                                                ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                                        $   50,729   $   23,095   $   28,396
                                                                                ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONTINUED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                               Class B
                                                                                 For the                   For the
                                                                                   Six        For the       Period
                                                                                  Months        Year       Oct. 29,
                                                                                  Ended        Ended      1999++ to
                                                                                 Nov. 30,     May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                            2001         2001         2000
Per Share Operating Performance:
Net asset value, beginning of period                                            $    10.51   $    13.06   $    10.00
                                                                                ----------   ----------   ----------
Investment loss--net                                                            (.09)+++++   (.22)+++++        (.12)
Realized and unrealized gain (loss) on investments from the Portfolio--net           (.51)       (1.02)         3.18
                                                                                ----------   ----------   ----------
Total from investment operations                                                     (.60)       (1.24)         3.06
                                                                                ----------   ----------   ----------
Less distributions in excess of realized gain on investments from the
   Portfolio--net                                                                       --       (1.31)           --
                                                                                ----------   ----------   ----------
Net asset value, end of period                                                  $     9.91   $    10.51   $    13.06
                                                                                ==========   ==========   ==========

Total Investment Return:**
Based on net asset value per share                                              (5.71%)+++     (11.50%)    30.60%+++
                                                                                ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses++++                                                                        2.25%*        2.22%       2.25%*
                                                                                ==========   ==========   ==========
Investment loss--net                                                              (1.88%)*      (1.76%)     (1.62%)*
                                                                                ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                                        $   98,983   $  115,296   $  128,607
                                                                                ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS (CONCLUDED)

MERCURY U.S. SMALL CAP GROWTH FUND

The following per share data and ratios have been derived from information provided in the financial statements.

                                                                                               Class C
                                                                                 For the                   For the
                                                                                   Six        For the       Period
                                                                                  Months        Year       Oct. 29,
                                                                                  Ended        Ended      1999++ to
                                                                                 Nov. 30,     May 31,      May 31,
Increase (Decrease) in Net Asset Value:                                            2001         2001         2000
Per Share Operating Performance:
Net asset value, beginning of period                                            $    10.50   $    13.06   $    10.00
                                                                                ----------   ----------   ----------
Investment loss--net                                                            (.09)+++++   (.22)+++++        (.11)
Realized and unrealized gain (loss) on investments from the Portfolio--net           (.50)       (1.03)         3.17
                                                                                ----------   ----------   ----------
Total from investment operations                                                     (.59)       (1.25)         3.06
                                                                                ----------   ----------   ----------
Less distributions in excess of realized gain on investments from the
   Portfolio--net                                                                       --       (1.31)           --
                                                                                ----------   ----------   ----------
Net asset value, end of period                                                  $     9.91   $    10.50   $    13.06
                                                                                ==========   ==========   ==========

Total Investment Return:**
Based on net asset value per share                                              (5.62%)+++     (11.54%)    30.60%+++
                                                                                ==========   ==========   ==========

Ratios to Average Net Assets:
Expenses++++                                                                        2.26%*        2.23%       2.25%*
                                                                                ==========   ==========   ==========
Investment loss--net                                                              (1.89%)*      (1.77%)     (1.64%)*
                                                                                ==========   ==========   ==========

Supplemental Data:
Net assets, end of period (in thousands)                                        $   55,844   $   64,601   $   70,771
                                                                                ==========   ==========   ==========

*Annualized.
**Total investment returns exclude the effects of sales charges.
++Commencement of operations.
++++Includes the Fund's share of the Portfolio's allocated expenses.
+++Aggregate total investment return.
+++++Based on average shares outstanding.

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS


MERCURY U.S. SMALL CAP GROWTH FUND

1. Significant Accounting Policies:
Mercury U.S. Small Cap Growth Fund (the "Fund") is a part of Mercury Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Mercury Master U.S. Small Cap Growth Portfolio (the "Portfolio") of Mercury Master Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Portfolio owned by the Fund at November 30, 2001 was 100%. The Fund offers four classes of shares. Class I and Class A Shares are sold with a front-end sales charge. Class B and Class C Shares may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures (except that Class B Shares have certain voting rights with respect to Class A distribution expenditures). The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 1a of the Portfolio's Notes to Financial Statements, which is included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(d) Prepaid registration fees--Prepaid registration fees are charged to expenses as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for post-October losses.

(f) Investment transactions--Investment transactions in the Portfolio are accounted for on a trade date basis.


2. Transactions with Affiliates:
The Corporation has entered into an Administration Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Corporation has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plans adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                 Account          Distribution
                             Maintenance Fee          Fee

Class A                            .25%                 --
Class B                            .25%               .75%
Class C                            .25%               .75%


Pursuant to a sub-agreement with the Distributor, selected dealers also provide account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and selected dealers for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and selected dealers for providing shareholder and distribution-related services to Class B and Class C shareholders.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


For the six months ended November 30, 2001, FAMD earned underwriting discounts and direct commissions and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., earned dealer concessions on sales of the Fund's Class I and Class A Shares as follows:


                                   FAMD             MLPF&S

Class I                            $ 10             $  190
Class A                            $311             $6,459


For the six months ended November 30, 2001, MLPF&S received contingent deferred sales charges of $627,799 and $6,641 relating to transactions in Class B and Class C Shares, respectively.
Furthermore, MLPF&S received contingent deferred sales charges of $18 relating to transactions subject to front-end sales charge waivers in Class A.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Corporation are officers and/or directors or trustees of the Trust, FAM, PSI, FAMD, FDS, and/or ML & Co.


3.Investments:
Increases and decreases in the Fund's investment in the Portfolio for the six months ended November 30, 2001, were $37,255,996 and $10,142,196, respectively.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $28,537,098 and $38,256,988 for the six months ended November
30, 2001 and for the year ended May 31, 2001, respectively.

Transactions in capital shares for each class were as follows:


Class I Shares for the Six Months
Ended November 30, 2001                   Shares      Dollar Amount

Shares sold                            1,646,481      $  16,672,059
Shares redeemed                        (528,545)        (5,321,722)
                                     -----------      -------------
Net increase                           1,117,936      $  11,350,337
                                     ===========      =============



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Class I Shares for the Year
Ended May 31, 2001                        Shares      Dollar Amount

Shares sold                            1,311,350      $  16,102,138
Shares issued to shareholders in
reinvestment of distributions            199,933          2,635,122
                                     -----------      -------------
Total issued                           1,511,283         18,737,260
Shares redeemed                        (936,822)       (10,944,735)
                                     -----------      -------------
Net increase                             574,461      $   7,792,525
                                     ===========      =============



Class A Shares for the Six Months
Ended November 30, 2001                   Shares      Dollar Amount

Shares sold                            3,656,472      $  39,659,686
Shares redeemed                        (782,331)        (7,844,233)
                                     -----------      -------------
Net increase                           2,874,141      $  31,815,453
                                     ===========      =============



Class A Shares for the Year
Ended May 31, 2001                        Shares      Dollar Amount

Shares sold                              449,841      $   5,849,425
Shares issued to shareholders in
reinvestment of distributions            200,675          2,642,894
                                     -----------      -------------
Total issued                             650,516          8,492,319
Shares redeemed                        (637,694)        (7,614,070)
                                     -----------      -------------
Net increase                              12,822      $     878,249
                                     ===========      =============



Class B Shares for the Six Months
Ended November 30, 2001                   Shares      Dollar Amount

Shares sold                              378,655      $   3,822,473
Shares redeemed                      (1,362,540)       (13,437,464)
                                     -----------      -------------
Net decrease                           (983,885)      $ (9,614,991)
                                     ===========      =============



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


Class B Shares for the Year
Ended May 31, 2001                        Shares      Dollar Amount

Shares sold                            2,424,883      $  32,107,547
Shares issued to shareholders in
reinvestment of distributions            855,526         11,241,620
                                     -----------      -------------
Total issued                           3,280,409         43,349,167
Shares redeemed                      (2,161,296)       (25,759,693)
                                     -----------      -------------
Net increase                           1,119,113      $  17,589,474
                                     ===========      =============



Class C Shares for the Six Months
Ended November 30, 2001                   Shares      Dollar Amount

Shares sold                              379,327      $   3,792,530
Shares redeemed                        (891,856)        (8,806,231)
                                     -----------      -------------
Net decrease                           (512,529)      $ (5,013,701)
                                     ===========      =============



Class C Shares for the Year
Ended May 31, 2001                        Shares      Dollar Amount

Shares sold                            1,711,310      $  22,244,559
Shares issued to shareholders in
reinvestment of distributions            524,006          6,880,198
                                     -----------      -------------
Total issued                           2,235,316         29,124,757
Shares redeemed                      (1,505,798)       (17,128,017)
                                     -----------      -------------
Net increase                             729,518      $  11,996,740
                                     ===========      =============


5. Capital Loss Carryforward:
At May 31, 2001, the Fund had a net capital loss carryforward of approximately $10,851,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.



November 30, 2001, Mercury U.S. Small Cap Growth Fund

SCHEDULE OF INVESTMENTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

                                                                                                  In US Dollars
                       Shares                                                                             Percent of
Industries              Held                         Common Stocks                              Value     Net Assets
Banks                   31,500  Commerce Bancorp, Inc.                                       $  2,354,625       1.0%
                        56,100  Investors Financial Services                                    3,702,600        1.5
                        74,100  UCBH Holdings, Inc.                                             2,068,131        0.8
                                                                                             ------------      -----
                                                                                                8,125,356        3.3

Biotechnology           76,600  ++Celgene Corporation                                           2,671,042        1.1
Research &              32,200  ++Cephalon, Inc.                                                2,341,262        1.0
Production              39,700  ++Cubist Pharmaceuticals, Inc.                                  1,420,466        0.6
                        94,400  ++Genaissance Pharmaceuticals, Inc.                               345,504        0.1
                        87,900  ++Geron Corporation                                               874,605        0.4
                       164,000  ++Integra LifeSciences Holdings                                 4,439,480        1.8
                        27,800  ++InterMune Inc.                                                1,300,484        0.5
                        91,900  ++Martek Biosciences Corporation                                1,992,392        0.8
                                                                                             ------------      -----
                                                                                               15,385,235        6.3

Communications          72,300  ++Avocent Corporation                                           1,717,125        0.7
Technology              72,700  ++Extreme Networks, Inc.                                        1,153,022        0.5
                       208,200  ++Finisar Corporation                                           2,250,642        0.9
                       193,200  ++Liberate Technologies, Inc.                                   1,767,780        0.7
                        94,400  ++WebEx Communications, Inc.                                    3,030,240        1.3
                                                                                             ------------      -----
                                                                                                9,918,809        4.1

Computer                20,200  ++Documentum, Inc.                                                381,780        0.2
Services               112,400  ++Extensity, Inc.                                                 229,296        0.1
Software &              76,900  ++Keane, Inc.                                                   1,288,075        0.5
Systems                 31,800  ++Manhattan Associates, Inc.                                      961,950        0.4
                        86,500  ++Manugistics Group, Inc.                                       1,016,375        0.4
                        40,700  ++National Instruments Corporation                              1,473,340        0.6
                        74,457  ++NetIQ Corporation                                             2,506,222        1.0
                        86,100  ++Numerical Technologies, Inc.                                  2,289,399        1.0
                        61,800  ++PEC Solutions, Inc.                                           2,214,912        0.9
                       155,400  ++Precise Software Solutions Ltd.                               3,022,530        1.3
                       138,100  ++Register.com, Inc.                                            1,270,520        0.5
                       278,200  ++Vastera, Inc.                                                 3,190,954        1.3
                       189,100  ++Vignette Corporation                                          1,019,249        0.4
                                                                                             ------------      -----
                                                                                               20,864,602        8.6


November 30, 2001, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                                  In US Dollars
                       Shares                                                                             Percent of
Industries              Held                         Common Stocks                              Value     Net Assets
Computer               138,500  ++Perot Systems Corporation (Class A)                        $  2,541,475       1.1%
Technology

Consulting              19,200  ++The Advisory Board Company                                      501,120        0.2
Services



Consumer                85,400  Harman International Industries, Incorporated                   3,644,018        1.5
Electronics             43,400  ++THQ Inc.                                                      2,485,952        1.0
                                                                                             ------------      -----
                                                                                                6,129,970        2.5

Consumer                41,700  Snap-On Incorporated                                            1,305,210        0.5
Products

Containers &           126,800  ++IVEX Packaging Corporation                                    2,263,380        0.9
Packaging

Diagnostics             83,000  ++Therasense, Inc.                                              1,925,600        0.8

Diversified             40,800  ++The BISYS Group, Inc.                                         2,399,856        1.0
Financial
Services

Diversified             46,400  Ball Corporation                                                3,179,328        1.3
Materials &             91,400  CLARCOR Inc.                                                    2,455,004        1.0
Processing                                                                                   ------------      -----
                                                                                                5,634,332        2.3

Drug & Grocery          97,500  ++Whole Foods Market, Inc.                                      4,163,250        1.7
Store Chains

Drugs &                 58,800  ++Adolor Corporation                                              876,120        0.4
Pharmaceuticals        131,500  ++BioMarin Pharmaceutical Inc.                                  1,578,000        0.6
                        25,900  ++CIMA Labs Inc.                                                  896,140        0.4
                        48,700  ++ILEX Oncology, Inc.                                           1,273,505        0.5
                       160,300  ++The Medicines Company                                         1,744,064        0.7
                       218,900  ++Perrigo Company                                               2,729,683        1.1
                       144,650  ++Priority Healthcare Corporation (Class B)                     4,776,343        2.0
                       198,500  ++SICOR Inc.                                                    3,350,680        1.4
                        36,500  ++Taro Pharmaceutical Industries Ltd.                           1,314,730        0.5
                                                                                             ------------      -----
                                                                                               18,539,265        7.6


November 30, 2001, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                                  In US Dollars
                       Shares                                                                             Percent of
Industries              Held                         Common Stocks                              Value     Net Assets
Education               36,200  ++Career Education Corporation                               $  1,131,974       0.5%
Services                56,800  ++Education Management Corporation                              2,090,240        0.8
                                                                                             ------------      -----
                                                                                                3,222,214        1.3

Electrical &           105,900  ++DDi Corp.                                                     1,164,900        0.5
Electronics             42,100  ++Plexus Corporation                                            1,265,526        0.5
                                                                                             ------------      -----
                                                                                                2,430,426        1.0

Electronics--           72,700  ++Affymetrix, Inc.                                              2,633,194        1.1
Medical Systems        117,200  ++Endocare, Inc.                                                1,930,284        0.8
                                                                                             ------------      -----
                                                                                                4,563,478        1.9

Electronics--           76,500  ++GlobeSpan, Inc.                                                 996,795        0.4
Semiconductors--       169,000  ++Integrated Circuit Systems, Inc.                              3,155,230        1.3
Components             155,600  ++Pemstar Inc.                                                  2,354,228        1.0
                        42,400  ++RF Micro Devices, Inc.                                        1,028,200        0.4
                                                                                             ------------      -----
                                                                                                7,534,453        3.1

Financial Data             500  ++Certegy Inc.                                                     14,710        0.0
Processing             115,600  Global Payments Inc.                                            3,861,040        1.6
Services                99,600  NDCHealth Corporation                                           3,281,820        1.3
                        30,100  ++National Processing, Inc.                                       872,900        0.4
                                                                                             ------------      -----
                                                                                                8,030,470        3.3

Financial               46,700  ++Financial Federal Corporation                                 1,322,077        0.6
Miscellaneous

Foods                   89,000  ++Performance Food Group Company                                3,026,000        1.2

Glass                   56,700  ++Applied Films Corporation                                     1,636,362        0.7

Health Care             62,300  ++Renal Care Group, Inc.                                        1,997,338        0.8
Facilities

Health Care             20,200  ++Province Healthcare Company                                     591,860        0.2
Services                66,100  ++Stericycle, Inc.                                              3,652,025        1.5
                                                                                             ------------      -----
                                                                                                4,243,885        1.7

Identification          68,300  IDEX Corporation                                                2,076,320        0.9
Control & Filter
Devices


November 30, 2001, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                                  In US Dollars
                       Shares                                                                             Percent of
Industries              Held                         Common Stocks                              Value     Net Assets
Insurance--             79,500  Annuity and Life Re (Holdings), Ltd.                         $  1,940,595       0.8%
Life                   220,500  ++Universal American Financial Corp.                            1,563,345        0.6
                                                                                             ------------      -----
                                                                                                3,503,940        1.4

Insurance--             65,600  Arthur J. Gallagher & Co.                                       2,394,400        1.0
Multiline

Insurance--             22,300  RenaissanceRe Holdings Ltd.                                     2,203,463        0.9
Property--
Casualty

Investment              19,600  ++Affiliated Managers Group, Inc.                               1,329,860        0.6
Management
Companies

Machinery--             10,400  ++Actuant Corporation (Class A)                                   290,160        0.1
Industrial
Specialty

Medical & Dental        73,400  ++American Medical Systems Holdings, Inc.                       1,250,002        0.5
Instruments &            4,900  Cooper Companies, Inc.                                            216,090        0.1
Supplies                59,500  ++CryoLife, Inc.                                                1,820,700        0.7
                       195,215  ++Cytyc Corporation                                             4,763,246        2.0
                        61,000  ++Henry Schein, Inc.                                            2,446,100        1.0
                                                                                             ------------      -----
                                                                                               10,496,138        4.3

Miscellaneous           95,800  ++Symyx Technologies                                            1,532,800        0.6
Materials &
Commodities

Oil--Crude              34,000  ++Evergreen Resources, Inc.                                     1,319,200        0.5
Producers

Production--            70,200  ++Brooks Automation, Inc.                                       2,579,850        1.0
Technology              84,300  ++FEI Company                                                   2,464,932        1.0
Equipment               44,800  ++Photronics, Inc.                                              1,189,440        0.5
                        62,800  ++Rudolph Technologies, Inc.                                    2,339,300        1.0
                                                                                             ------------      -----
                                                                                                8,573,522        3.5


November 30, 2001, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                                  In US Dollars
                       Shares                                                                             Percent of
Industries              Held                         Common Stocks                              Value     Net Assets
Publishing--           122,600  ++Information Holdings Inc.                                  $  2,881,100       1.2%
Miscellaneous           24,000  ++Scholastic Corporation                                        1,042,800        0.4
                                                                                             ------------      -----
                                                                                                3,923,900        1.6

Radio & TV             136,300  ++ValueVision International, Inc. (Class A)                     2,169,896        0.9
Broadcasters

Restaurants            122,050  ++Sonic Corp.                                                   3,954,420        1.6

Retail                  81,300  ++Electronics Boutique Holdings Corp.                           3,452,811        1.4
                       146,500  Fred's, Inc.                                                    4,862,335        2.0
                        64,608  ++Gart Sports Company                                           1,354,830        0.6
                        84,700  ++Hot Topic, Inc.                                               2,405,480        1.0
                       133,300  ++MSC Industrial Direct Co., Inc. (Class A)                     2,446,055        1.0
                        82,700  ++Ticketmaster Online--CitySearch, Inc. (Class B)               1,327,335        0.5
                        96,700  ++Tweeter Home Entertainment Group, Inc.                        2,388,490        1.0
                                                                                             ------------      -----
                                                                                               18,237,336        7.5

Savings & Loans         87,529  New York Community Bancorp, Inc.                                2,000,913        0.8

Securities              72,700  Jeffries Group, Inc.                                            2,569,945        1.1
Brokerage &
Services

Services--              54,500  ++Administaff, Inc.                                             1,590,310        0.7
Commercial              42,200  ++ChoicePoint Inc.                                              1,987,620        0.8
                        34,500  ++FTI Consulting, Inc.                                          1,127,460        0.5
                        79,400  ++Metro One Telecommunications, Inc.                            2,729,772        1.1
                        99,200  ++ProBusiness Services, Inc.                                    2,008,800        0.8
                        82,200  ++Resources Connection, Inc.                                    1,780,452        0.7
                        40,200  ++Tetra Tech, Inc.                                              1,007,814        0.4
                       121,800  ++Waste Connections, Inc.                                       3,556,560        1.5
                       187,900  ++Watson Wyatt & Company Holdings                               3,664,050        1.5
                                                                                             ------------      -----
                                                                                               19,452,838        8.0


November 30, 2001, Mercury U.S. Small Cap Growth Fund


SCHEDULE OF INVESTMENTS (CONCLUDED)

                                                                                                  In US Dollars
                       Shares                                                                             Percent of
Industries              Held                         Common Stocks                              Value     Net Assets
Telecommunication        3,400  ++SpectraLink Corporation                                    $     56,576       0.0%
Equipment               39,900  ++Tollgrade Communications, Inc.                                1,191,015        0.5
                                                                                             ------------      -----
                                                                                                1,247,591        0.5

Truckers                78,000  ++Forward Air Corporation                                       2,347,800        0.9
                        87,300  Roadway Express, Inc.                                           2,594,556        1.1
                        57,300  ++Swift Transportation Co., Inc.                                1,159,752        0.5
                                                                                             ------------      -----
                                                                                                6,102,108        2.5

Utilities--            194,000  ++Mediacom Communications Corporation                           2,995,360        1.2
Cable TV & Radio

Utilities--             20,000  ++AirGate PCS, Inc.                                             1,044,000        0.4
Telecommunications

                                Total Common Stocks (Cost--$208,502,559)                      235,122,273       96.4


                        Face
                       Amount                    Short-Term Securities
Commercial          $9,625,000  General Motors Acceptance Corp., 2.23% due 12/03/2001           9,623,808        4.0
Paper*

                                Total Short-Term Securities (Cost--$9,623,808)                  9,623,808        4.0

                                Total Investments (Cost--$218,126,367)                        244,746,081      100.4
                                Liabilities in Excess of Other Assets                           (950,452)      (0.4)
                                                                                             ------------     ------
                                Net Assets                                                   $243,795,629     100.0%
                                                                                             ============     ======

*Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Portfolio.
++Non-income producing security.

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2001

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Assets:
Investments, at value (identified cost--$218,126,367)                                                   $244,746,081
Cash                                                                                                           2,048
Receivables:
   Contributions                                                                     $    329,759
   Dividends                                                                               26,764
   Securities sold                                                                         16,913            373,436
                                                                                     ------------
Prepaid expenses                                                                                               2,007
                                                                                                        ------------
Total assets                                                                                             245,123,572
                                                                                                        ------------

Liabilities:
Payables:
   Withdrawals                                                                            724,281
   Securities purchased                                                                   459,615
   Investment adviser                                                                     127,785          1,311,681
                                                                                     ------------
Accrued expenses and other liabilities                                                                        16,262
                                                                                                        ------------
Total liabilities                                                                                          1,327,943
                                                                                                        ------------

Net Assets:
Net assets                                                                                              $243,795,629
                                                                                                        ============

Net Assets Consist of:
Partners' capital                                                                                       $217,175,915
Unrealized appreciation on investments                                                                    26,619,714
                                                                                                        ------------
Net assets                                                                                              $243,795,629
                                                                                                        ============

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


STATEMENT OF OPERATIONS


For the Six Months Ended November 30, 2001

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO
Investment Income:
Dividends                                                                                             $      293,426
Interest                                                                                                     149,480
                                                                                                      --------------
Total income                                                                                                 442,906
                                                                                                      --------------

Expenses:
Investment advisory fees                                                             $    845,060
Accounting services                                                                        60,605
Professional fees                                                                          29,728
Custodian fees                                                                             27,486
Trustees' fees and expenses                                                                14,283
Pricing fees                                                                                  417
Other                                                                                       4,002
                                                                                     ------------
Total expenses                                                                                               981,581
                                                                                                      --------------
Investment loss--net                                                                                       (538,675)
                                                                                                      --------------

Realized & Unrealized Gain (Loss) on Investments--Net:
Realized loss from investments--net                                                                     (24,149,382)
Change in unrealized appreciation on investments--net                                                      9,911,779
                                                                                                      --------------
Net Decrease in Net Assets Resulting from Operations                                                  $ (14,776,278)
                                                                                                      ==============

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


STATEMENTS OF CHANGES IN NET ASSETS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

                                                                                    For the Six          For the
                                                                                    Months Ended        Year Ended
                                                                                    November 30,         May 31,
Increase (Decrease) in Net Assets:                                                      2001               2001
Operations:
Investment loss--net                                                               $    (538,675)     $    (977,570)
Realized loss on investments--net                                                    (24,149,382)       (47,991,547)
Change in unrealized appreciation/depreciation on investments--net                      9,911,779         16,842,928
                                                                                   --------------     --------------
Net decrease in net assets resulting from operations                                 (14,776,278)       (32,126,189)
                                                                                   --------------     --------------

Capital Transactions:
Proceeds from contributions                                                            63,951,849         76,300,355
Fair value of withdrawals                                                            (36,838,049)       (68,167,365)
                                                                                   --------------     --------------
Net increase in net assets derived from net capital transactions                       27,113,800          8,132,990
                                                                                   --------------     --------------

Net Assets:
Total increase (decrease) in net assets                                                12,337,522       (23,993,199)
Beginning of period                                                                   231,458,107        255,451,306
                                                                                   --------------     --------------
End of period                                                                      $  243,795,629     $  231,458,107
                                                                                   ==============     ==============

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


FINANCIAL HIGHLIGHTS

MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

The following ratios have been derived from information provided in the financial statements.

                                                                                For the                   For the
                                                                                  Six         For the      Period
                                                                                 Months         Year      Oct. 29,
                                                                                 Ended         Ended     1999++ to
                                                                                Nov. 30,      May 31,     May 31,
                                                                                  2001          2001        2000
Ratios to Average Net Assets:
Expenses                                                                             .81%*         .81%        .79%*
                                                                                 =========    =========    =========
Investment loss--net                                                               (.45%)*       (.36%)      (.17%)*
                                                                                 =========    =========    =========

Supplemental Data:
Net assets, end of period (in thousands)                                         $ 243,796    $ 231,458    $ 255,451
                                                                                 =========    =========    =========
Portfolio turnover                                                                  66.63%      136.05%       76.81%
                                                                                 =========    =========    =========

*Annualized.
++Commencement of operations.

See Notes to Financial Statements.


November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS


MERCURY MASTER U.S. SMALL CAP GROWTH PORTFOLIO

1. Significant Accounting Policies:
Mercury U.S. Small Cap Growth Portfolio (the "Portfolio") is part of Mercury Master Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Portfolio's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Portfolio.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions and the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short position in securities traded in the over-the-counter market are valued at the last available ask price prior to the time of valuation. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Portfolio may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Portfolio is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


* Financial futures contracts--The Portfolio may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Upon entering into a contract, the Portfolio deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Portfolio is authorized to purchase and write call and put options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Portfolio is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Portfolio's records. However, the effect on operations is recorded from the date the Portfolio enters into such contracts.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONTINUED)


(d) Income taxes--The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass through" entity, the Portfolio pays no income dividends or capital gains distributions. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio has determined the ex-dividend date. Interest income is recognized on the accrual basis.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Portfolio's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays a monthly fee at an annual rate of .70% of the average daily value of the Portfolio's net assets. FAM has entered into a Sub-Advisory Agreement with Mercury Advisors with respect to the Portfolio, pursuant to which Mercury Advisors may provide investment advisory services with respect to the Portfolio's assets. FAM has agreed to pay Mercury Advisors a fee in an amount to be determined from time to time by both parties but in no event in excess of the amount that FAM actually receives for providing services to the Trust pursuant to the Investment Advisory Agreement.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


NOTES TO FINANCIAL STATEMENTS (CONCLUDED)


For the six months ended November 30, 2001, the Fund reimbursed FAM $5,883 for certain accounting services.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated received $4,842 in commissions on the execution of portfolio security transactions for the Portfolio for the six months ended
November 30, 2001.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Funds, Inc., Mercury Advisors, FAM, PSI, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended November 30, 2001 were $174,535,660 and $154,895,875, respectively.

Net realized losses for the six months ended November 30, 2001 and net unrealized gains as of November 30, 2001 were as follows:


                                    Realized         Unrealized
                                     Losses            Gains

Long-term investments          $  (24,149,382)     $ 26,619,714
                               ---------------     ------------
Total investments              $  (24,149,382)     $ 26,619,714
                               ===============     ============


As of November 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $26,619,714, of which $41,960,153 related to appreciated securities and $15,340,439 related to depreciated securities. At November 30, 2001, the aggregate cost of investments for Federal income tax purposes was $218,126,367.


4. Short-Term Borrowings:
The Portfolio, along with certain other funds managed by Mercury Advisors and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Portfolio may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Portfolio may borrow up to the maximum amount allowable under the Portfolio's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Portfolio pays a commitment fee of .09% per annum based on the Portfolio's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. The Portfolio did not borrow under the credit agreements during the six months ended November 30, 2001. On November 30, 2001, the credit agreement was renewed for one year.



November 30, 2001, Mercury U.S. Small Cap Growth Fund


OFFICERS AND DIRECTORS


Terry K. Glenn, President and Director
David O. Beim, Director
James T. Flynn, Director
W. Carl Kester, Director
Karen P. Robards, Director
Peter John Gibbs, Senior Vice President
Donald C. Burke, Vice President and Treasurer


Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260



November 30, 2001, Mercury U.S. Small Cap Growth Fund